Subordinated debt (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subordinated Debt Details Text [Abstract]
Subordinated debts recognized in "Eligible Debt Capital Instruments"	R$ 36,707,680	R$ 34,992,913